Common and Preferred Shares - Schedule of Common Shares (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016
Disclosure of classes of share capital [line items]
Beginning Balance		$ 61,625		$ 57,821	$ 53,479
Issued in relation to share-based payments, net	[1]	6		8	7
Ending Balance		$ 67,680	[2]	$ 61,625	$ 57,821
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,199,231,715		1,207,893,604
Issued in relation to share-based payments, net		2,238,468		5,338,111
Issued in relation to the acquisition of a subsidiary or associated corporation		33,788,141
Repurchased for cancellation under the Normal Course Issuer Bid		(8,230,700)		(14,000,000)
Outstanding at end of year		1,227,027,624		1,199,231,715	1,207,893,604
Beginning Balance		$ 15,644		$ 15,513
Issued in relation to share-based payments, net		135		313
Issued in relation to the acquisition of a subsidiary or associated corporation		2,573
Repurchased for cancellation under the Normal Course Issuer Bid		(118)		(182)
Ending Balance		$ 18,234		$ 15,644	$ 15,513

[1]	Represents amounts on account of share-based payments (refer to Note 26).
[2]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).